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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05686
AIM Investment Securities Funds (Invesco Investment Securities Funds)*

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	9/30

Date of reporting period:	3/31/11
*	The Fund included is Invesco Van Kampen Government Securities Fund.

Item 1. Reports to Stockholders.

Invesco Van Kampen Government
Securities Fund
Semiannual Report to Shareholders  ▪ March 31, 2011
Nasdaq
A: ACGVX ▪ B: ACGTX ▪ C: ACGSX ▪ Y: ACGUX ▪ Institutional: ACGWX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
14	Notes to Financial Statements
22	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 9/30/10 to 3/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.46%

Class B Shares	-1.84

Class C Shares	-1.86

Class Y Shares	-1.35

Institutional Class Shares	-1.63

Barclays Capital U.S. Government and Mortgage Index▼

(Broad Market/Style-Specific Index)	-0.99

▼Lipper Inc.
The Barclays Capital U.S. Government and Mortgage Index is generally representative of U.S. government Treasury securities and agency mortgage backed securities.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 3/31/11, including maximum applicable sales charges

Class A Shares

Inception (7/16/84)	6.18%

10 Years	3.11

5 Years	2.06

1 Year	-1.46

Class B Shares

Inception (12/20/91)	4.50%

10 Years	2.99

5 Years	1.93

1 Year	-2.31

Class C Shares

Inception (3/10/93)	3.75%

10 Years	2.83

5 Years	2.26

1 Year	1.69

Class Y Shares

Inception (8/12/05)	2.91%

5 Years	3.28

1 Year	3.60

Institutional Class Shares

10 Years	3.61%

5 Years	3.05

1 Year	3.38

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Government Securities Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Government Securities Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.03%, 1.78%, 1.78%, 0.78% and 0.67%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2 Invesco Van Kampen Government Securities Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

PHLLIP TAYLOR
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director
Invesco Ltd.
3 Invesco Van Kampen Government Securities Fund

Schedule of Investments

March 31, 2011
(Unaudited)

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Mortgage Backed Securities–50.0%
Federal Home Loan Mortgage Corp.	4.500%	01/01/40	$12,403	$12,645,319

Federal Home Loan Mortgage Corp.	5.000%	07/01/35 to 01/01/40	11,606	12,182,804

Federal Home Loan Mortgage Corp.	5.500%	12/01/22 to 11/01/39	23,147	24,921,775

Federal Home Loan Mortgage Corp.	6.000%	04/01/29 to 07/01/38	10,578	11,511,493

Federal Home Loan Mortgage Corp.	6.500%	03/01/26 to 12/01/35	15,684	17,730,724

Federal Home Loan Mortgage Corp.	7.500%	11/01/20 to 05/01/35	834	966,958

Federal Home Loan Mortgage Corp.	8.000%	08/01/32	444	525,096

Federal Home Loan Mortgage Corp.	8.500%	08/01/31	475	573,191

Federal Home Loan Mortgage Corp., May(a)	4.500%	TBA	20,000	20,318,750

Federal National Mortgage Association	4.500%	08/01/39	8,448	8,627,490

Federal National Mortgage Association	5.000%	03/01/20 to 03/01/40	71,509	75,442,731

Federal National Mortgage Association	5.500%	11/01/23 to 08/01/38	47,479	51,105,932

Federal National Mortgage Association	6.000%	07/01/14 to 10/01/38	31,498	34,444,768

Federal National Mortgage Association	6.500%	05/01/11 to 10/01/38	14,180	16,021,105

Federal National Mortgage Association	7.000%	08/01/14 to 07/01/34	1,116	1,285,474

Federal National Mortgage Association	7.500%	07/01/11 to 08/01/37	2,188	2,546,406

Federal National Mortgage Association	8.000%	04/01/33	1,017	1,187,504

Federal National Mortgage Association	8.500%	10/01/32	939	1,102,111

Federal National Mortgage Association (FHA/VA)	8.500%	09/01/24	15	15,375

Federal National Mortgage Association	12.000%	03/01/13 to 01/01/16	27	31,427

Federal National Mortgage Association, April(a)	3.500%	TBA	7,205	7,225,260

Federal National Mortgage Association, April(a)	4.000%	TBA	14,090	14,481,871

Federal National Mortgage Association, April(a)	4.000%	TBA	17,255	16,974,606

Government National Mortgage Association	6.000%	12/15/28	561	620,398

Government National Mortgage Association	6.500%	06/15/23 to 01/15/37	1,716	1,953,001

Government National Mortgage Association	7.000%	01/15/23 to 12/15/27	905	1,041,022

Government National Mortgage Association	7.500%	11/15/32	1,052	1,221,915

Government National Mortgage Association	8.000%	12/15/16 to 10/15/25	958	1,087,171

Government National Mortgage Association	8.500%	07/15/30	640	750,235

Government National Mortgage Association	9.000%	04/15/18 to 12/15/19	77	83,832

Government National Mortgage Association II	6.000%	04/20/29	131	143,413

Government National Mortgage Association, April(a)	4.500%	TBA	8,925	9,208,092

Total Mortgage Backed Securities–50.0%				347,977,249

Collateralized Mortgage Obligations–32.4%
FDIC Structured Sale Guaranteed Notes(c)(d)	0.811%	02/25/48	3,749	3,686,002

Federal Home Loan Banks	5.065%	10/20/15	6,526	7,044,584

Federal Home Loan Mortgage Corp. (REMIC)(c)	0.555%	03/15/36	8,611	8,594,528

Federal Home Loan Mortgage Corp. (REMIC)(c)	0.655%	04/15/28 to 06/15/37	13,681	13,699,354

Federal Home Loan Mortgage Corp. (REMIC)	0.850%	03/15/13	13,127	13,146,014

Federal Home Loan Mortgage Corp. (REMIC)	3.000%	09/15/22	6,479	6,637,829

Federal Home Loan Mortgage Corp. (REMIC)	3.770%	09/15/17	3,486	3,590,525

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Government Securities Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Federal Home Loan Mortgage Corp. (REMIC)	3.835%	09/15/17	$4,781	$4,931,054

Federal Home Loan Mortgage Corp.(REMIC)	4.000%	05/15/19 to 03/15/38	5,577	5,813,568

Federal Home Loan Mortgage Corp. (REMIC)	4.160%	07/15/17	3,882	3,993,251

Federal Home Loan Mortgage Corp. (REMIC)	4.250%	01/15/19	4,884	5,105,257

Federal Home Loan Mortgage Corp. (REMIC)	4.380%	05/15/17	3,427	3,526,096

Federal Home Loan Mortgage Corp. (REMIC)	4.500%	06/15/19 to 04/15/31	12,758	13,270,125

Federal Home Loan Mortgage Corp. (REMIC)	5.000%	04/15/19 to 09/15/32	3,043	3,221,977

Federal Home Loan Mortgage Corp. (REMIC)	5.750%	05/15/36	4,727	5,049,733

Federal National Mortgage Association (REMIC)(c)	0.550%	05/25/36	8,645	8,627,713

Federal National Mortgage Association (REMIC)	3.000%	07/25/22	1,462	1,493,957

Federal National Mortgage Association (REMIC)	3.500%	10/25/18 to 12/25/31	5,990	6,219,158

Federal National Mortgage Association (REMIC)	4.000%	02/25/23 to 07/25/35	5,949	6,214,354

Federal National Mortgage Association (REMIC)	4.250%	12/25/19 to 06/25/22	7,884	8,272,548

Federal National Mortgage Association (REMIC)	4.500%	07/25/19 to 07/25/27	4,771	5,005,002

Federal National Mortgage Association (REMIC)	5.000%	04/25/18 to 08/25/19	12,396	13,245,415

Federal National Mortgage Association (REMIC)	5.750%	10/25/35	4,319	4,748,968

Federal National Mortgage Association (REMIC)	6.500%	01/25/30 to 03/25/32	11,305	12,515,207

Federal National Mortgage Association (REMIC)(c)	6.582%	06/25/39	3,483	3,952,498

Federal National Mortgage Association (REMIC)	7.000%	09/18/27	3,120	3,470,323

Government National Mortgage Association	4.000%	02/20/38	2,470	2,580,789

Government National Mortgage Association	4.500%	05/20/33 to 08/20/35	34,725	36,609,849

Government National Mortgage Association(c)	5.767%	08/20/34	2,682	2,932,388

La Hipotecaria SA (Panama)(c)(d)	3.750%	10/15/28	8,141	8,346,035

Total Collateralized Mortgage Obligations–32.4%				225,544,101

United States Treasury Obligations–18.0%
United States Treasury Bonds	3.500%	02/15/39	2,500	2,096,094

United States Treasury Bonds	4.625%	02/15/40	12,800	13,052,000

United States Treasury Bonds	7.500%	11/15/24	10,320	14,243,213

United States Treasury Bonds	7.875%	02/15/21	6,500	8,955,781

United States Treasury Bonds	9.000%	11/15/18	1,500	2,126,016

United States Treasury Notes	0.625%	01/31/13	8,500	8,484,726

United States Treasury Notes	1.750%	07/31/15	14,500	14,391,250

United States Treasury Notes	2.000%	01/31/16	17,500	17,374,219

United States Treasury Notes	2.125%	11/30/14	5,500	5,600,547

United States Treasury Notes	2.375%	10/31/14	14,500	14,905,547

United States Treasury Notes(b)	2.375%	02/28/15	12,000	12,292,500

United States Treasury Notes	3.500%	05/15/20	11,500	11,656,328

Total United States Treasury Obligations–18.0%				125,178,221

United States Government Agency Obligations–4.9%
Federal Agricultural Mortgage Corp.	1.250%	12/06/13	3,500	3,477,282

Federal Home Loan Bank	3.625%	10/18/13	7,500	7,966,063

Federal Home Loan Mortgage Corp.	5.000%	04/18/17	2,750	3,084,732

Federal National Mortgage Association	0.750%	12/18/13	6,500	6,410,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Government Securities Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Federal National Mortgage Association	5.000%	05/11/17	$4,000	$4,482,737

Tennessee Valley Authority, Ser D	4.875%	12/15/16	7,700	8,561,218

Total United States Government Agency Obligations–4.9%				33,982,145

Agency Bonds–2.3%
Banking–0.6%
GMAC, Inc.	2.200%	12/19/12	3,800	3,892,425

Banking-Savings and Loans–1.0%
US Central Federal Credit Union	1.900%	10/19/12	7,070	7,193,174

Noncaptive-Diversified–0.7%
Private Export Funding Corp.	4.300%	12/15/21	4,800	4,891,251

Total Agency Bonds–2.3%				15,976,850

Adjustable Rate Mortgage Backed Securities–1.7%
Federal Home Loan Mortgage Corp.(c)	5.484%	01/01/38	1,296	1,380,180

Federal Home Loan Mortgage Corp.(c)	5.745%	05/01/37	1,359	1,448,034

Federal Home Loan Mortgage Corp.(c)	5.935%	10/01/36	2,624	2,776,055

Federal Home Loan Mortgage Corp.(c)	5.941%	12/01/36	2,081	2,208,068

Federal National Mortgage Association(c)	2.535%	05/01/35	3,663	3,858,742

Total Adjustable Rate Mortgage Backed Securities–1.7%				11,671,079

	Shares	Value

Total Long-Term Investments–109.3% (Cost $752,994,992)		$760,329,645

Money Market Funds–0.0%
Government & Agency Portfolio, Institutional Class(e) (Cost $100,244)	100,244	100,244

TOTAL INVESTMENTS–109.3% (Cost $753,095,236)		760,429,889

OTHER ASSETS LESS LIABILITIES–9.3%		(64,936,001)

NET ASSETS–100.0%		$695,493,888

Investment Abbreviations:

FHA/VA	– Federal Housing Administration/Department of Veterans Affairs
REMIC	– Real Estate Mortgage Investment Conduits
TBA	– To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

Notes to Schedule of Investments:

(a)	Security purchased on a when-issued, delayed delivery or forward commitment basis.
(b)	All or a portion of this security has been physically segregated in connection with open futures contracts.
(c)	Interest or dividend rate is determined periodically. Rate shown is the rate in effect on March 31, 2011.
(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Government Securities Fund

Statement of Assets and Liabilities

March 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $752,994,992)	$760,329,645

Investments in affiliated money market funds, at value and cost	100,244

Total investments (Cost $753,095,236)	760,429,889

Receivables:
Investments sold	22,317,534

Interest	3,429,489

Fund shares sold	111,510

Variation margin on futures	12,994

Dividends	220

Investment for trustees’ deferred compensation and retirement plans	1,937

Prepaid expenses	32,862

Other assets	477,307

Total assets	786,813,742

Liabilities:
Payables:
Investments purchased	88,468,179

Fund shares repurchased	1,269,439

Accrued fees to affiliates	494,309

Accrued other operating expenses	799,593

Income distributions	277,536

Trustees’ deferred compensation and retirement plans	10,798

Total liabilities	91,319,854

Net assets	$695,493,888

Net assets consist of:
Shares of beneficial interest (par value of $0.01 per share with an unlimited number of shares authorized)	$797,049,162

Unrealized appreciation	7,804,055

Undistributed net investment income (loss)	(2,772,061)

Undistributed net realized gain (loss)	(106,587,268)

$695,493,888

Net Assets:
Class A	$639,728,696

Class B	$30,725,846

Class C	$23,090,747

Class Y	$1,938,614

Institutional Class	$9,985

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	67,124,360

Class B	3,234,329

Class C	2,440,086

Class Y	203,766

Institutional Class	1,052

Class A:
Net asset value per share	$9.53

Maximum offering price per share (Net asset value of $9.53 divided by 95.25%)	$10.01

Class B:
Net asset value per share	$9.50

Class C:
Net asset value per share	$9.46

Class Y:
Net asset value per share	$9.51

Institutional Class:
Net asset value per share	$9.49

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Government Securities Fund

Statement of Operations

For the six months ended March 31, 2011
(Unaudited)

Investment income:
Interest	$12,209,363

Dividends from affiliated money market funds	1,821

Total income	12,211,184

Expenses:
Advisory fee	2,044,516

Distribution fees
Class A	847,276

Class B	182,586

Class C	131,563

Transfer agent fees — A, B, C and Y	648,844

Reports to shareholders	385,202

Administrative services fees	107,026

Trustees’ and officer’s fees and benefits	22,112

Custodian fees	7,041

Other	38,459

Total expenses	4,414,625

Less: Fees waived, expenses reimbursed and/or expense offset arrangements	314,471

Net expenses	4,100,154

Net investment income	8,111,030

Realized and unrealized gain (loss):
Realized gain (loss):
Investments	4,494,385

Futures	(3,194,633)

Net realized gain	1,299,752

Unrealized appreciation (depreciation):
Beginning of the period	28,574,028

End of the period:
Investments	7,334,653

Futures	469,402

7,804,055

Net unrealized appreciation (depreciation) during the period	(20,769,973)

Net realized and unrealized gain (loss)	(19,470,221)

Net increase (decrease) in net assets from operations	$(11,359,191)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Government Securities Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended	Year Ended
	March 31,	September 30,
	2011	2010

From investment activities:
Operations:
Net investment income	$8,111,030	$20,497,379

Net realized gain	1,299,752	9,202,058

Net unrealized appreciation (depreciation) during the period	(20,769,973)	19,051,731

Change in net assets from operations	(11,359,191)	48,751,168

Distributions from net investment income:
Class A	(9,635,355)	(23,660,863)

Class B	(378,739)	(1,144,169)

Class C	(273,815)	(725,921)

Class Y	(29,996)	(1,690,159)

Institutional Class	(174,602)	(192,892)

Total distributions	(10,492,507)	(27,414,004)

Net change in net assets from investment activities	(21,851,698)	21,337,164

From capital transactions:
Proceeds from shares sold	21,102,135	135,584,969

Net asset value of shares issued through dividend reinvestment	8,581,887	21,486,540

Cost of shares repurchased	(158,206,808)	(307,252,212)

Net change in net assets from capital transactions	(128,522,786)	(150,180,703)

Total increase (decrease) in net assets	(150,374,484)	(128,843,539)

Net assets:
Beginning of the period	845,868,372	974,711,911

End of the period (including undistributed net investment income (loss) of $(2,772,061) and $(390,584), respectively)	$695,493,888	$845,868,372

9        Invesco Van Kampen Government Securities Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A Shares
	Six months ended
	March 31,		Year ended September 30,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$9.81		$9.57		$9.32		$9.98		$10.08		$10.27

Net investment income(a)	0.11		0.22		0.22		0.44		0.46		0.41

Net realized and unrealized gain (loss)	(0.25)		0.31		0.26		(0.58)		0.01		(0.14)

Total from investment operations	(0.14)		0.53		0.48		(0.14)		0.47		0.27

Less distributions from net investment income	0.14		0.29		0.23		0.52		0.57		0.46

Net asset value, end of the period	$9.53		$9.81		$9.57		$9.32		$9.98		$10.08

Total return	(1.46	)%(b)	5.63	%(b)	5.07	%(c)	(1.48	)%(c)	4.82	%(c)	2.72	%(c)

Net assets at end of the period (000’s omitted)	$639,729		$729,255		$824,829		$884,733		$998,454		$1,027,605

Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	1.03	%(d)	1.02%		1.03	%(f)	1.00	%(f)	1.02	%(f)	1.03	%(f)

Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	1.11	%(d)	N/A		N/A		N/A		N/A		N/A

Ratio of net investment income to average net assets	2.20	%(d)	2.27%		2.34%		4.45%		4.61%		4.12%

Portfolio turnover(e)	115%		287%		440%		315%		221%		191%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $680,025.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.01% for the year ended September 30, 2006.
N/A=Not Applicable

10        Invesco Van Kampen Government Securities Fund

Financial Highlights—(continued)

(Unaudited)

	Class B Shares
	Six months ended
	March 31,		Year ended September 30,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$9.78		$9.54		$9.29		$9.95		$10.05		$10.24

Net investment income(a)	0.07		0.15		0.15		0.36		0.38		0.33

Net realized and unrealized gain (loss)	(0.25)		0.31		0.26		(0.58)		0.02		(0.14)

Total from investment operations	(0.18)		0.46		0.41		(0.22)		0.40		0.19

Less distributions from net investment income	0.10		0.22		0.16		0.44		0.50		0.38

Net asset value, end of the period	$9.50		$9.78		$9.54		$9.29		$9.95		$10.05

Total return	(1.84	%)(b)	4.87	%(b)	4.31	%(c)	(2.23	%)(c)	4.05	%(c)	1.95	%(c)

Net assets at end of the period (000’s omitted)	$30,726		$42,170		$58,440		$70,307		$63,540		$76,812

Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	1.78	%(d)	1.77%		1.78	%(f)	1.76	%(f)	1.78	%(f)	1.78	%(f)

Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	1.86	%(d)	N/A		N/A		N/A		N/A		N/A

Ratio of net investment income to average net assets	1.42	%(d)	1.59%		1.60%		3.67%		3.85%		3.33%

Portfolio turnover(e)	115%		287%		440%		315%		221%		191%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second years of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $36,640.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.01% for the year ended September 30, 2006.
N/A=Not Applicable

11        Invesco Van Kampen Government Securities Fund

Financial Highlights—(continued)

(Unaudited)

	Class C Shares
	Six months ended
	March 31,		Year ended September 30,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$9.74		$9.50		$9.26		$9.92		$10.02		$10.21

Net investment income(a)	0.07		0.15		0.15		0.35		0.38		0.34

Net realized and unrealized gain (loss)	(0.25)		0.31		0.25		(0.57)		0.02		(0.15)

Total from investment operations	(0.18)		0.46		0.40		(0.22)		0.40		0.19

Less distributions from net investment income	0.10		0.22		0.16		0.44		0.50		0.38

Net asset value, end of the period	$9.46		$9.74		$9.50		$9.26		$9.92		$10.02

Total return	(1.86	%)(b)	4.88	%(b)	4.33	%(c)	(2.34	%)(c)	4.06	%(c)	1.96	%(c)

Net assets at end of the period (000’s omitted)	$23,091		$29,619		$35,485		$41,513		$22,557		$18,491

Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	1.78	%(d)	1.77%		1.78	%(f)	1.76	%(f)	1.78	%(f)	1.79	%(f)

Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	1.86	%(d)	N/A		N/A		N/A		N/A		N/A

Ratio of net investment income to average net assets	1.42	%(d)	1.54%		1.60%		3.57%		3.85%		3.34%

Portfolio turnover(e)	115%		287%		440%		315%		221%		191%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $26,392.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.01% for the year ended September 30, 2006.
N/A=Not Applicable

12        Invesco Van Kampen Government Securities Fund

Financial Highlights—(continued)

(Unaudited)

	Class Y Sharesˆ
	Six months ended
	March 31,		Year ended September 30,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$9.79		$9.56		$9.31		$9.97		$10.07		$10.26

Net investment income(a)	0.12		0.29		0.24		0.43		0.48		0.43

Net realized and unrealized gain (loss)	(0.25)		0.25		0.26		(0.55)		0.02		(0.14)

Total from investment operations	(0.13)		0.54		0.50		(0.12)		0.50		0.29

Less distributions from net investment income	0.15		0.31		0.25		0.54		0.60		0.48

Net asset value, end of the period	$9.51		$9.79		$9.56		$9.31		$9.97		$10.07

Total return	(1.35	)%(b)	5.80	%(b)	5.34	%(c)	(1.24	)%(c)	5.09	%(c)	2.97	%(c)

Net assets at end of the period (000’s omitted)	$1,939		$1,440		$55,958		$48,486		$15,891		$7,974

Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	0.78	%(d)	0.77%		0.78	%(f)	0.75	%(f)	0.77	%(f)	0.78	%(f)

Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	0.86	%(d)	N/A		N/A		N/A		N/A		N/A

Ratio of net investment income to average net assets	2.44	%(d)	3.08%		2.53%		4.41%		4.87%		4.41%

Portfolio turnover(e)	115%		287%		440%		315%		221%		191%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,911.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.01% for the year ended September 30, 2006.
ˆ	On June 1, 2010, the Fund’s former Class I Shares were reorganized into Class Y Shares.
N/A=Not Applicable

13        Invesco Van Kampen Government Securities Fund

Financial Highlights—(continued)

(Unaudited)

	Institutional Class Shares
			June 1, 2010
			(Commencement of
	Six months ended		Operations) to
	March 31,		September 30,
	2011		2010

Net asset value, beginning of the period	$9.80		$9.59

Net investment income(a)	0.12		0.02

Net realized and unrealized gain (loss)	(0.28)		0.26

Total from investment operations	(0.16)		0.28

Less distributions from net investment income	0.15		0.07

Net asset value, end of the period	$9.49		$9.80

Total return(b)	(1.63)%		2.89%

Net assets at end of the period (000’s omitted)	$10		$43,385

Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	0.61	%(c)	0.66%

Ratio of net investment income to average net assets	2.41	%(c)	0.76%

Portfolio turnover(d)	115%		287%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $14,341.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Notes to Financial Statements

March 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Government Securities Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Government Securities Fund (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C, Class Y and Institutional Class shares, respectively, of the Fund.
  Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to provide investors with high current return consistent with preservation of capital.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate,

14        Invesco Van Kampen Government Securities Fund

maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

15        Invesco Van Kampen Government Securities Fund

D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
J.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
K.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.

16        Invesco Van Kampen Government Securities Fund

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
N.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

17        Invesco Van Kampen Government Securities Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $1 billion	0.54%

Next $1 billion	0.515%

Next $1 billion	0.49%

Next $1 billion	0.44%

Next $1 billion	0.39%

Next $1 billion	0.34%

Next $1 billion	0.29%

Over $7 billion	0.24%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 1.03%, 1.78%, 1.78%, 0.78% and 0.78%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  The Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended March 31, 2011, the Adviser waived advisory fees of $312,681.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended March 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Trust.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended March 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended March 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended March 31, 2011, IDI advised the Fund that IDI retained $12,285 in front-end sales commissions from the sale of Class A shares and $2,614, $34,032 and $574 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority

18        Invesco Van Kampen Government Securities Fund

to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Mortgage Backed Securities	$—	$347,977,249	$—	$347,977,249

United States Treasury Obligations	—	125,178,221	—	125,178,221

Collateralized Mortgage Obligations	—	225,544,101	—	225,544,101

United States Government Agency Obligations	—	33,982,145	—	33,982,145

Agency Bonds	—	15,976,850	—	15,976,850

Adjustable Rate Mortgage Backed Securities	—	11,671,079	—	11,671,079

Money Market Funds	100,244	—	—	100,244

Futures*	469,402	—	—	469,402

Total Investments	$569,646	$760,329,645	$—	$760,899,291

*	Unrealized appreciation

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of March 31, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	596,902	(127,500)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended March 31, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of
Gain (Loss) on
Statement of
Operations
Futures*

Realized Gain (Loss)
Interest rate risk	(3,194,633)

Change in Unrealized Appreciation
Interest rate risk	578,719

Total	($2,615,914)

*	The average notional value of futures outstanding during the period was ($16,473,431).

19        Invesco Van Kampen Government Securities Fund

Open Futures Contracts
			Notional	Unrealized
	Number of	Month/	Value	Appreciation
Contract	Contracts	Commitment	3/31/11	(Depreciation)

U.S. Treasury 10-Year Notes	88	June 2011/Long	$10,474,750	$(125,125)

U.S. Treasury 30-Year Bonds	53	June 2011/Long	6,369,938	55,587

Ultra U.S. Treasury Bonds	124	June 2011/Long	15,321,750	327,565

U.S. Treasury 5-Year Notes	38	June 2011/Long	4,437,984	(2,375)

Subtotal			$36,604,422	$255,652

U.S. Treasury 2-Year Notes	360	June 2011/Short	(78,525,000)	213,750

Total			$($41,920,578)	$469,402

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended March 31, 2011, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $1,790.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended March 31, 2011, the Fund paid legal fees of $1,159 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $103,801,498 of capital loss carryforward in the fiscal year ending September 30, 2010.
  The Fund had a capital loss carryforward as of September 30, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

September 30, 2013	$9,733,307

September 30, 2014	2,784,124

September 30, 2015	13,025,679

September 30, 2016	10,704,205

September 30, 2017	67,554,183

Total capital loss carryforward	$103,801,498

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

20        Invesco Van Kampen Government Securities Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended March 31, 2011 was $169,751,362 and $217,283,064, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $802,169,229 and $938,708,823. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$9,100,170

Aggregate unrealized (depreciation) of investment securities	(2,908,414)

Net unrealized appreciation of investment securities	$6,191,756

Cost of investments for tax purposes is $754,238,133.

NOTE 10—Share Information

	Summary of Share Activity

	Six Months Ended				Year ended
	March 31, 2011(a)				September 30, 2010
	Shares		Amount		Shares		Amount

Sales:
Class A	1,786,371	(b)	$17,229,954	(b)	6,577,560	(c)	$63,353,032	(c)

Class B	109,926		1,067,197		972,682		9,309,941

Class C	79,884		770,217		608,678		5,811,023

Class Y	111,510		1,088,115		1,369,074		13,017,398

Institutional Class	96,143		946,652		4,549,840		44,093,575

Total sales	2,183,834		$21,102,135		14,077,834		135,584,969

Dividend reinvestment:
Class A	820,100		7,894,791		2,022,693		19,319,876

Class B	36,734		352,431		111,444		1,058,847

Class C	23,409		223,649		64,281		608,370

Class Y	2,329		22,350		32,329		306,556

Institutional Class	9,029		88,666		19,700		192,891

Total dividend reinvestment	891,601		8,581,887		2,250,447		21,486,540

Repurchases:
Class A	(9,837,834)		(94,909,601)		(20,442,692)		(196,518,975)

Class B	(1,226,033	)(b)	(11,782,190	)(b)	(2,897,042	)(c)	(27,631,136	)(c)

Class C	(704,878)		(6,738,884)		(1,365,494)		(12,968,543)

Class Y	(57,168)		(550,682)		(7,107,606)		(68,735,515)

Institutional Class	(4,530,826)		(44,225,451)		(142,834)		(1,398,043)

Total repurchases	(16,356,739)		$(158,206,808)		(31,955,668)		$(307,252,212)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Includes automatic conversion of 468,846 Class B shares into 467,385 Class A shares at a value of $4,499,213.
(c)	Includes automatic conversion of 610,294 Class B shares into 608,312 Class A shares at a value of $5,849,694.

NOTE 11—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco U.S. Government Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated in June 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
  In anticipation of the closing, the Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011.

21        Invesco Van Kampen Government Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2010 through March 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(10/01/10)	(03/31/11)[1]	Period[2]	(03/31/11)	Period[2]	Ratio
A	$1,000.00	$985.40	$5.10	$1,019.80	$5.19	1.03%

B	1,000.00	981.60	8.79	1,016.06	8.95	1.78

C	1,000.00	981.40	8.79	1,016.06	8.95	1.78

Y	1,000.00	986.50	3.86	1,021.04	3.93	0.78

Institutional	1,000.00	983.70	3.02	1,021.89	3.07	0.61

[1]	The actual ending account value is based on the actual total return of the Fund for the period October 1, 2010 through March 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

22        Invesco Van Kampen Government Securities Fund

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Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-GOV-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: June 6, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: June 6, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: June 6, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.